UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21694
                        ---------------------------------

                      MELLON OPTIMA L/S STRATEGY FUND, LLC
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                           One Boston Place, 024-0242
                           Boston, Massachusetts 02108
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                            -------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 257-0004
               -------------------------------------------------

                        Date of fiscal year end: March 31
                       -----------------------------------

                  Date of reporting period: September 30, 2007
                        --------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

         The Semi-Annual Report to Investors is attached herewith.

                        SUPPLEMENT DATED DECEMBER 4, 2007

                                     TO THE

                         SEMI-ANNUAL REPORT TO INVESTORS

                                   (UNAUDITED)

                                       OF

                       MELLON OPTIMA L/S STRATEGY FUND LLC

                FOR THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 2007


--------------------------------------------------------------------------------

THE FOLLOWING MODIFIES THE INFORMATION ON PAGE 13 UNDER THE HEADING "NOTES TO FINANCIAL STATEMENTS (UNAUDITED)" IN THE ABOVE NOTED SEMI-ANNUAL REPORT AND REPLACES ANY CONTRARY INFORMATION SET FORTH IN THE REPORT.

(9)      INTEREST REPURCHASES:

Pursuant to its June 30, 2007 tender offer, it was reported that the Fund received and accepted tender requests for Fund interests with an estimated value of $14,988,028. Due to an administrative error, this figure was not reported accurately and is hereby replaced with $14,988,127, the actual estimated value of the accepted tenders.





     INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SEMI-ANNUAL REPORT TO
                         INVESTORS FOR FUTURE REFERENCE

                      MELLON OPTIMA L/S STRATEGY FUND, LLC














                         SEMI-ANNUAL REPORT TO INVESTORS

                FOR THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 2007

                                   (unaudited)

This report and the financial statements contained herein are submitted for the general information of the investors of Mellon Optima L/S Strategy Fund, LLC ("the Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by the Fund's Confidential Offering Memorandum (the "Offering Memorandum").

Any information in this investor report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. To request a copy of the most recent quarterly holdings report, semi-annual report or annual report, call 1-877-257-0004.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit the SEC's web site at http://www.sec.gov. You may also call 1-877-257-0004 to request a free copy of the proxy voting guidelines.

The Fund is available only to investment management clients of the Management Group of The Bank of New York Mellon Corporation, and only if they have a net worth of more than $1 million and meet other criteria as described in the Offering Memorandum. Interests in the Fund are not freely transferable, however liquidity may be available through repurchase offers made at the discretion of the Board of Directors of the Fund.

As with any speculative investment program, it is possible to incur losses as well as gains through an investment in the Fund. There can be no assurances that the Fund will achieve its objective. The Offering Memorandum contains a more complete description of the risks associates with the Fund. Under no circumstances should a prospective investor elect to invest in the Fund without reviewing the Offering Memorandum.

                                           MELLON OPTIMA L/S STRATEGY FUND, LLC


                                     PORTFOLIO SUMMARY - SEPTEMBER 30, 2007 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------

                                                                                                        PERCENTAGE OF
INVESTMENT FUNDS                                    COST                        VALUE                     NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Opportunistic                                $       139,612,937          $       176,670,774                      29.4%
Growth                                               139,610,286                  175,737,416                      29.2%
Value                                                131,413,210                  166,499,435                      27.7%
Global                                                60,000,000                   72,265,224                      12.0%
                                             --------------------        ---------------------        -------------------
TOTAL INVESTMENT FUNDS                       $       470,636,433          $       591,172,849                      98.3%
                                             ====================        =====================        ===================










    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                             MELLON OPTIMA L/S STRATEGY FUND, LLC


                                     SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------

                                                                                             PERCENTAGE OF
INVESTMENT FUNDS                                     COST                  VALUE               NET ASSETS    LIQUIDITY+
-------------------------------------------------------------------------------------------------------------------------
OPPORTUNISTIC
Hunter Global Investors Fund I L.P.             $    19,127,412       $    25,112,463              4.2%      Quarterly
Impala Fund LP                                       22,000,000            29,900,663              5.0%      Quarterly
Karsh Capital II, LP                                 28,125,331            35,701,744              5.9%      Quarterly
Kingdon Associates                                   25,283,055            33,738,583              5.6%      Quarterly
Raptor Global Fund L.P.                              23,077,139            25,474,419              4.2%      Quarterly
Sage Opportunity Fund (QP), L.P.                     22,000,000            26,742,902              4.5%      Quarterly
                                                ----------------      ----------------      ------------
                                                    139,612,937           176,670,774             29.4%
                                                ----------------      ----------------      ------------
GROWTH
Alydar QP Fund, L.P.                                 20,570,236            25,876,577              4.3%      Quarterly
Chilton QP Investment Partners, L.P.                 21,000,000            24,401,531              4.1%      Annually
Copper Arch Fund, L.P.                               21,000,000            24,272,908              4.0%      Quarterly
Highbridge Long/Short Equity Fund, L.P.              21,643,955            29,406,232              4.9%      Quarterly
Intrepid Capital Fund (QP), L.P.                     16,432,041            19,537,996              3.2%      Quarterly
Maverick Fund USA, Ltd.                              18,964,054            23,238,622              3.9%      Annually
Pequot Capital                                       20,000,000            29,003,550              4.8%      Annually
                                                ----------------      ----------------      ------------
                                                    139,610,286           175,737,416             29.2%
                                                ----------------      ----------------      ------------
VALUE
Amici Qualified Associates L.P.                      25,173,447            28,550,591              4.8%      Quarterly
Clovis Capital Partners Institutional, L.P.          23,247,705            29,000,178              4.8%      Quarterly
Delta Institutional, L.P.                            19,624,302            22,957,050              3.8%      Quarterly
Kinetics Institutional Partners, L.P.                22,000,000            34,287,244              5.7%      Quarterly
Shoshone Partners, L.P.                              17,299,000            21,473,100              3.6%      Annually
Thruway Partners, L.P.                               24,068,756            30,231,272              5.0%      Quarterly
                                                ----------------      ----------------      ------------
                                                    131,413,210           166,499,435             27.7%
                                                ----------------      ----------------      ------------
GLOBAL
Asian Century Quest Fund (QP), L.P.                  19,000,000            24,741,814              4.1%      Quarterly
Calypso Qualified Partners, L.P.                     18,500,000            21,627,581              3.6%      Monthly
Lansdowne European Strategic Equity Fund, L.P.       22,500,000            25,895,829              4.3%      Monthly
                                                ----------------      ----------------      ------------
                                                     60,000,000            72,265,224             12.0%
                                                ----------------      ----------------      ------------
TOTAL INVESTMENT FUNDS                              470,636,433           591,172,849             98.3%
                                                ----------------      ----------------      ------------

AFFILIATED INVESTMENT
Dreyfus Institutional Preferred Plus Money
  Market Fund                                        10,902,049            10,902,049              1.8%      Daily
                                                ----------------      ----------------      ------------
TOTAL INVESTMENTS                               $   481,538,482           602,074,898            100.1%
                                                ================      ----------------      ------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                        (390,669)            (0.1)%
                                                                      ----------------      ------------
TOTAL NET ASSETS                                                      $   601,684,229            100.0%
                                                                      ================      ============

+ The Investment Funds provide for periodic redemptions, with lock-up provisions up to two years from initial investment.
The liquidity provisions shown in the table apply after any applicable lock-up provisions.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                            MELLON OPTIMA L/S STRATEGY FUND, LLC

                                             STATEMENT OF ASSETS AND LIABILITIES
                                               SEPTEMBER 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------
ASSETS
     Investments in funds, at value (Cost at $470,636,433) (Note 2A)                                   $    591,172,849
     Investments in affiliated issuers, at value (Cost at $10,902,049) (Note 2F)                             10,902,049
     Advance investments in funds, at value (Note 4)                                                          7,000,000
     Prepaid expenses                                                                                            86,022
                                                                                                       -----------------
        Total assets                                                                                        609,160,920

LIABILITIES
     Proceeds from sale of interests received in advance (Note 10)               $    4,041,000
     Payable for repurchase of interests (Note 9)                                       815,949
     Accrued investment advisory fees (Note 3)                                        2,191,162
     Accrued accounting and administration fees (Note 3)                                197,588
     Accrued professional fees                                                          206,515
     Accrued Directors' fees (Note 3)                                                    15,967
     Accrued Chief Compliance Officer fees (Note 3)                                       2,219
     Accrued custody fees (Note 3)                                                        3,129
     Other accrued expenses and liabilities                                               3,162
                                                                                 ---------------
        Total liabilities                                                                                     7,476,691
                                                                                                       -----------------

NET ASSETS                                                                                             $    601,684,229
                                                                                                       =================

INVESTORS' CAPITAL
     Net capital contributions                                                                         $    481,147,813
     Net unrealized appreciation                                                                            120,536,416
                                                                                                       -----------------
INVESTORS' CAPITAL                                                                                     $    601,684,229
                                                                                                       =================



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           MELLON OPTIMA L/S STRATEGY FUND, LLC

                                                  STATEMENT OF OPERATIONS
                               FOR THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
     Dividend income from affiliated investments (Note 2F)                                              $       470,264

EXPENSES
     Investment advisory fee (Note 3)                                          $       4,341,580
     Accounting, administration and investor services fees (Note 3)                      291,905
     Audit and tax service fees                                                          114,150
     Insurance expense                                                                    83,763
     Legal fees                                                                           58,200
     Directors' fees (Note 3)                                                             28,150
     Chief Compliance Officer fees (Note 3)                                               14,250
     Custody fees (Note 3)                                                                 8,693
     Miscellaneous expenses                                                               12,050
                                                                               ------------------
        Total expenses                                                                                        4,952,741
                                                                                                        ----------------
              Net investment loss                                                                            (4,482,477)

REALIZED AND UNREALIZED GAIN
     Net change in unrealized appreciation
         on investments in portfolio funds                                            43,900,055
                                                                               ------------------
              Net realized and unrealized gain                                                               43,900,055
                                                                                                        ----------------

NET INCREASE IN INVESTORS' CAPITAL DERIVED FROM INVESTMENT OPERATIONS                                   $    39,417,578
                                                                                                        ================




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                            MELLON OPTIMA L/S STRATEGY FUND, LLC


                                         STATEMENTS OF CHANGES IN INVESTORS' CAPITAL
-------------------------------------------------------------------------------------------------------------------------

                                                                              FOR THE
                                                                              SIX MONTH                     FOR THE
                                                                            PERIOD ENDED                   YEAR ENDED
                                                                         9/30/2007 (UNAUDITED)           MARCH 31, 2007
                                                                       ------------------------      --------------------
INCREASE IN INVESTORS' CAPITAL FROM
INVESTMENT OPERATIONS
    Net investment loss                                                $            (4,482,477)      $        (7,469,697)
    Net realized loss on portfolio funds sold                                               --                  (394,450)
    Net change in unrealized appreciation
        on investments in portfolio funds                                           43,900,055                40,347,273
                                                                       ------------------------      --------------------
        Net Increase in Investors' Capital Derived
             from Operations                                                        39,417,578                32,483,126
                                                                       ------------------------      --------------------

CAPITAL TRANSACTIONS
    Proceeds from sale of interests                                                 42,749,662               219,625,250
    Repurchase of interests                                                        (18,353,356)              (17,399,792)
                                                                       ------------------------      --------------------
        Net Increase in Investors' Capital Derived from
             Capital Transactions                                                   24,396,306               202,225,458
                                                                       ------------------------      --------------------

TOTAL INCREASE IN INVESTORS' CAPITAL                                                63,813,884               234,708,584

INVESTORS' CAPITAL
    At beginning of period                                                         537,870,345               303,161,761
                                                                       ------------------------      --------------------
    At end of period                                                   $           601,684,229       $       537,870,345
                                                                       ========================      ====================


Amount designated as "-" is $0 or has been rounded to $0.







    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                    MELLON OPTIMA L/S STRATEGY FUND, LLC


                                            FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------


                                                              FOR THE
                                                             SIX MONTH                  FOR THE
                                                            PERIOD ENDED               YEAR ENDED
                                                       9/30/2007 (UNAUDITED)         MARCH 31, 2007
                                                      -----------------------    ----------------------
TOTAL RETURN                                                         7.10% (1)                 5.96%
RATIOS TO AVERAGE NET ASSETS:
    Expenses                                                         1.73% (2)(3)              1.74% (2)
    Net Investment loss                                             (1.57%)(3)                (1.63%)
PORTFOLIO TURNOVER RATE                                                 0% (4)                    2%
NET ASSETS, END OF PERIOD (000'S OMITTED)                         $601,684                  $537,870



(1) Total return is for the period indicated and has not been annualized.
(2) Expense ratios of the underlying funds are not included in the expense ratio.
(3) Annualized.
(4) Not annualized.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                  MELLON OPTIMA L/S STRATEGY FUND, LLC

                                         STATEMENT OF CASH FLOWS
                      FOR THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Net increase in investors' capital resulting from operations                         $     39,417,578
     Adjustments to reconcile net increase in investors' capital from operations to net cash used in operating activities:
        Purchases of long-term investments                                                     (22,000,000)
        Purchases of short-term investments                                                    (27,803,289)
        Proceeds from sale of short-term investments                                            31,151,241
        Net change in unrealized appreciation on investments                                   (43,900,055)
        Decrease in advance investments in funds                                                 1,000,000
        Decrease in receivable for investments sold                                                699,230
        Decrease in prepaid expenses                                                                83,763
        Increase in accrued investment advisor fees                                                859,763
        Decrease in accrued professional fees                                                      (47,045)
        Increase in accrued accounting and administrative fees                                      59,024
        Increase in accrued Directors' fees                                                          4,150
        Decrease in accrued Chief Compliance Officer fees                                             (343)
        Increase in accrued custody fees                                                             1,716
        Decrease in other accrued expense and liabilities                                           (2,264)
                                                                                          -----------------
              Net cash used in operating activities                                            (20,476,531)
                                                                                          -----------------

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of interests                                                                 38,886,661
Repurchase of interests                                                                        (18,410,130)
                                                                                          -----------------
              Net cash provided by financing activities                                         20,476,531
                                                                                          -----------------

Net change in cash                                                                                      --
                                                                                          -----------------
Cash at beginning of year                                                                               --
                                                                                          -----------------
Cash at end of year                                                                       $             --
                                                                                          =================


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1) ORGANIZATION:

Mellon Optima L/S Strategy Fund, LLC (the "Fund") was organized as a limited liability company under the laws of Delaware on December 14, 2004 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund commenced operations on May 2, 2005.

The Fund's investment objective is to seek capital appreciation over the long term by attempting to maximize risk-adjusted returns while minimizing volatility and maintaining a low correlation to the S&P 500 Index. The Fund is a fund of hedge funds that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who over time have produced attractive returns principally in the U.S. equity markets by employing an investing style known as "long/short." This style combines long investments with short sales in the pursuit of opportunities in rising or declining markets. Generally, such portfolio managers conduct their investment programs through unregistered investment vehicles and in other registered investment companies (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors.

The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged Mellon Hedge Advisors LLC (the "Adviser"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. The Adviser is an indirect wholly owned subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon"), and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser has engaged Optima Fund Management LLC (the "Sub-Investment Adviser"), a registered investment adviser under the Advisers Act, to assist it in performing certain of its duties.

Interests are offered solely to eligible investment management clients of the Wealth Management Group of BNY Mellon ("Investors") in private placement transactions exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). Initial and additional applications for interests in the Fund by Investors may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

Interests of the Fund are not redeemable. The Fund from time to time may offer to repurchase interests pursuant to written tenders. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests from Investors twice each calendar year, near mid-year and year-end. Investors can transfer or assign their membership interests only (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of an Investor, or
(ii) with the written consent of the Adviser, which may be withheld in its sole and absolute discretion.

(2) SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF THE FUND AND ITS INVESTMENTS

Net asset value of the Fund will be determined by or at the direction of the Adviser as of the close of business at the end of each calendar month and on any other date the Directors may designate in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

The Directors have approved procedures pursuant to which the Fund will value its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of the end of each calendar month and on any other date the Directors may designate and ordinarily will be the value determined as of such period for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in an Investment Fund will represent the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. All valuations utilize financial information supplied by each Investment Fund and are net of management fees and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. In the event that an Investment Fund does not report a value to the Fund on a timely basis at the end of each calendar month, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well any other relevant information available at the time the Fund values its portfolio.

Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost upon the value on such date unless the Board determines during such sixty-day period that amortized cost does not represent fair value.

Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

B. SECURITIES TRANSACTIONS AND INCOME

Securities transactions are recorded as of the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. The Investment Funds in which the Fund invests do not regularly distribute income and realized gains from their underlying investment activity. Such undistributed amounts are captured in the value of the Investment Funds in the form of unrealized appreciation.

C. FUND COSTS

The Adviser bore the non-recurring initial offering and organizational costs of the Fund. The Fund bears all expenses incurred in the ongoing business of the Fund including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; a portion, as determined by the Board, of the compensation payable to the Fund's Chief Compliance Officer; certain printing costs; and expenses of meetings of the Board and Investors.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

D. INCOME TAXES

The Fund is treated as a partnership for Federal income tax purposes. Accordingly, no provision is made by the Fund for Federal or state income taxes. For income tax purposes, each Investor will be treated as a partner of the Fund and, as such, will be taxed upon its distributive share of each item of the Fund's income, gain, loss and deductions allocated to the Fund (including from investments in other partnerships) for each taxable year of the Fund ending with or within the Investor's taxable year. Each item will have the same character to an Investor, and will generally have the same source (either United States or foreign), as though the Investor realized the item directly. Investors must report these items regardless of the extent to which, or whether, the Fund or Investors receive cash distributions for such taxable year, and thus may incur income tax liabilities unrelated to any distributions to or from the Fund.

In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has evaluated the implications of FIN 48 and determined that it will not have any impact on the financial statements.

The cost of investments for Federal income tax purposes is adjusted for items of accumulated taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on each calendar year Schedules K-1. The aggregate cost of Investment Funds and the gross unrealized appreciation and depreciation on Investment Funds for federal income tax purposes as of September 30, 2007 are noted below.

Federal tax cost of investment funds             $ 481,538,482
                                               ----------------
Gross unrealized appreciation                      120,536,416
Gross unrealized depreciation                               --
                                               ----------------
Net unrealized appreciation                      $ 120,536,416
                                               ================

E. USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Fund to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Fund believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

F. SHORT-TERM INVESTMENTS

Short-term investments consist of liquid investments with maturities of less than 90 days. The Fund had $10,902,049 invested in Dreyfus Institutional Preferred Plus Money Market Fund, an affiliated institutional money market fund, including $750,428 of segregated assets, which represents 5% of the estimated value of the June 30, 2007 tender offer. See note 9.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


(3) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

The Adviser provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement. Pursuant to that agreement, the Fund pays the Adviser a monthly fee (the "Investment Advisory Fee") at the annual rate of 1.50% of the Fund's net assets. Pursuant to this agreement the Fund was charged $4,341,580 for the six months ended September 30, 2007.

The Fund compensates Mellon Trust of New England, N.A. ("MTNE"), a wholly-owned direct subsidiary of BNY Mellon, under a Custody Agreement to provide custody services for the Fund. In consideration for these services, MTNE earns interest on balances, including disbursement balances and balances arising from purchase and sale transactions, and the Fund reimburses certain of MTNE's expenses. Pursuant to this agreement, the Fund was charged $8,693 for the six months ended September 30, 2007.

The Fund has contracted with Mellon Investor Services LLC, a wholly owned subsidiary of BNY Mellon, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $8,501 for the six months ended September 30, 2007, which is included in miscellaneous expenses on the Statement of Operations.

The Fund reimburses BNY Mellon for a portion of the salary of the Fund's Chief Compliance Officer. Pursuant to this arrangement, the Fund was charged $14,250 for the six months ended September 30, 2007. No other director, officer or employee of Mellon Hedge Advisors, LLC or its affiliates receives any compensation from the Fund for serving as an officer or Director of the Fund.

The Fund pays each Director who is not a director, officer or employee of the Adviser or its affiliates (an "Independent Director") an annual retainer and per meeting fees. The Fund also reimburses the Independent Directors for their reasonable out-of-pocket expenses. In addition, the Fund pays the legal fees for the independent counsel of the Independent Directors. The Directors do not receive any pension or retirement benefits from the Fund.

(4) INVESTMENT TRANSACTIONS:

During the six months ended September 30, 2007, the Fund had aggregate purchases and proceeds from sales of Investment Funds of $22,000,000 and $0, respectively.

At September 30, 2007, the Fund had made advance investments of $3,500,000 in Intrepid Capital Fund (QP) and $3,500,000 in Maverick Fund USA, Ltd

(5) INDEMNIFICATION:

In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


(6) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK:

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

(7) RISK FACTORS:

An investment in the Fund involves a high degree of risk, including the risk that the entire amount invested may be lost. The Fund allocates assets to a select group of portfolio managers and invests in Investment Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counter-party defaults. No guarantee or representation is made that the investment program will be successful.

So as to satisfy certain prohibitions on affiliated transactions imposed by the 1940 Act, the Fund may limit its investment position in any one Investment Fund to less than 5% of the Investment Fund's outstanding voting securities. Alternatively, to facilitate investments in Investment Funds deemed attractive by the Adviser, the Fund may purchase non-voting securities of, or waive its right to vote some or all securities in, certain Investment Funds. In cases where the Fund purchases non-voting securities of, or waives its right to vote securities in, an Investment Fund, the Fund will not be able to vote on matters that required the approval of security holders of the Investment Fund, including matters that may be adverse to the Fund's and its Investors' interests.

(8) NEW ACCOUNTING REQUIREMENTS:

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


(9) INTEREST REPURCHASES:

On March 20, 2007, the Fund offered to repurchase up to $30,000,000 in interests in the Fund from Investors at their estimated net asset value as of June 30, 2007. The offer expired by its terms on April 17, 2007. The Fund received and accepted pursuant to this offer tender requests for Fund interests with an estimated value of $14,988,028. The Fund initially paid out 95% of the estimated value of the repurchased interests. The remaining will be paid out promptly after completion of the Fund's 2008 fiscal year-end audit.

On October 3, 2007, the Fund offered to repurchase up to $30,000,000 in interests in the Fund from Investors at their estimated net asset value as of December 31, 2007. The offer expired by its terms on November 1, 2007. The Fund received and accepted pursuant to this offer tender requests for Fund interests with an estimated value of $17,238,355. The Fund initially will pay out 95% of the estimated value of the repurchased interests. The remaining amount will be paid out promptly after completion of the Fund's 2008 fiscal year-end audit.

(10) SUBSEQUENT EVENT:

As of September 30, 2007, the Fund had received in advance proceeds from the sale of interests of $4,041,000, which was credited to Investor's Capital as of October 1, 2007. From October 1, 2007 through November 19, 2007, the Fund received additional contributions from Investors of $4,151,000.

DIRECTORS AND OFFICERS (UNAUDITED)

The following table lists the Fund's directors and officers; their ages, addresses and dates of birth; their position(s) with the Fund; the length of time holding such position(s) with the Fund; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration  paid  as of the  period  ended  September  30,  2007.  The  Fund's
Confidential Offering Memorandum includes additional information about the Fund's Directors and is available, without charge to qualified clients of BNY Mellon Wealth Management, upon request by writing Mellon Optima L/S Strategy Fund, LLC at One Boston Place, Suite 024-0071, Boston, MA 02108 or calling toll free 1-877-257-0004.

INDEPENDENT DIRECTORS

                                                                                       NUMBER OF        OTHER
                                                                                      PORTFOLIOS    DIRECTORSHIPS       DIRECTOR
                                               TERM OF                                  IN FUND        HELD BY        REMUNERATION
                              POSITION (S)   OFFICE AND                                 COMPLEX       DIRECTOR        (PERIOD ENDED
NAME (AGE), ADDRESS AND         HELD WITH     LENGTH OF    PRINCIPAL OCCUPATION(S)     OVERSEEN     OUTSIDE FUND      SEPTEMBER 30,
DATE OF BIRTH                     FUND       TIME SERVED     DURING PAST 5 YEARS      BY DIRECTOR      COMPLEX            2007)
----------------------------- -------------- ------------ --------------------------- ------------ ---------------- ----------------
Samuel C. Fleming (67)          Director       Term -     Chairman Emeritus,              25            None             $5,750
61 Meadowbrook Road                          Indefinite   Decision Resources, Inc.
Weston, MA  02493                             Length -    ("DRI") (biotechnology
9/30/40                                         Since     research and consulting
                                              Inception   firm); formerly Chairman
                                                          of the Board and Chief
                                                          Executive Officer, DRI

Benjamin M. Friedman (63)       Director       Term -     William Joseph Maier            25            None             $5,750
c/o Harvard University                       Indefinite   Professor of Political
Littauer Center 127                           Length -    Economy, Harvard
Cambridge, MA  02138                            Since     University
8/5/44                                        Inception

                                Director       Term -     Trustee, Mertens House,         25            None             $5,750
John H. Hewitt (72)                          Indefinite   Inc., (hospice)
P.O. Box 2333                                 Length -
New London, NH  03257                           Since
4/11/35                                       Inception

Caleb Loring III (64)           Director       Term -     Trustee, Essex Street           25            None             $6,750
c/o Essex Street Associates                  Indefinite   Associates, (family
P.O. Box 5600                                 Length -    investment trust office)
Beverly, MA 01915                               Since
11/14/43                                      Inception

INTERESTED DIRECTOR
None*

*Effective October 30, 2007, J. David Officer was elected as a Director of the Trust.

PRINCIPAL OFFICERS WHO ARE NOT DIRECTORS


NAME (AGE), ADDRESS AND                  POSITION(S)       TERM OF OFFICE AND            PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                          HELD WITH FUND     LENGTH OF TIME SERVED            DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann (46)*               President, Chief      Term - Indefinite    Senior Vice President and Head of
BNY Mellon Asset Management           Executive Officer      Length - Since      Operations, BNY Mellon Asset
One Boston Place                        and Secretary           Inception        Management ("MAM"); formerly First
Boston, MA  02108                                                                Vice President, MAM and Mellon Global
2/20/61                                                                          Investments.


Steven M. Anderson (42)                Vice President,      Term - Indefinite    Vice President and Mutual Funds
BNY Mellon Asset Management             Treasurer and        Length - Since      Controller, BNY Mellon Asset
One Boston Place                       Chief Financial          Inception        Management; formerly Assistant Vice
Boston, MA  02108                          Officer                               President and Mutual Funds Controller,
7/14/65                                                                          Standish Mellon Asset Management
                                                                                 Company, LLC

Jessica A. Drislane (35)               Vice President       Term - Indefinite    First Vice President, Director of
BNY Mellon Wealth Management                                 Length - Since      Hedge Fund Strategies, BNY Mellon
One Boston Place                                                June 2005        Wealth Management and Vice President,
Boston, MA  02108                                                                Mellon Hedge Advisors, LLC; formerly,
4/30/72                                                                          Founder and Chief Investment Officer,
                                                                                 Hub Capital Management and Principal,
                                                                                 Capital Resource Partners, LLC

Ridgway H. Powell (44)                 Vice President       Term - Indefinite    First Vice President of BNY Mellon
BNY Mellon Wealth Management                                 Length - Since      Wealth Management and Vice President
One Boston Place                                                June 2005        of Mellon Hedge Advisors, LLC;
Boston, MA  02108                                                                formerly Head of Taxable Fixed Income
11/5/63                                                                          Desk, BNY Mellon Wealth Management.


Denise B. Kneeland (56)**              Assistant Vice       Term - Indefinite    First Vice President and Manager,
BNY Mellon Asset Management               President          Length - Since      Mutual Funds Operations, BNY Mellon
One Boston Place                                                Inception        Asset Management; formerly Vice
Boston, MA  02108                                                                President and Manager, Mutual Fund
8/19/51                                                                          Operations, Standish Mellon Asset
                                                                                 Management Company, LLC

Mary T. Lomasney (50)                 Chief Compliance      Term - Indefinite    First Vice President, BNY Mellon Asset
BNY Mellon Asset Management                Officer           Length - Since      Management and Chief Compliance
One Boston Place                                                Inception        Officer, Mellon Institutional Funds;
Boston, MA  02108                                                                formerly Director, Blackrock, Inc.,
4/8/57                                                                           Senior Vice President, State Street
                                                                                 Research & Management Company ("SSRM")
                                                                                 and Vice President, SSRM

* Effective October 30, 2007, Ms. McCann resigned as President, Chief Executive Officer and Secretary of the Fund, and J. David Officer was elected as President and Chief Executive Officer of the Fund.

** Effective October 30, 2007, Ms. Kneeland was elected as Secretary of the
Fund.

ITEM 2.  CODE OF ETHICS.

         Not applicable to this semi-annual filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable to this semi-annual filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable to this semi-annual filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable to the Registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS

         Included  as  part of the  Semi-Annual  Report to Investors filed under
         Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to the Registrant.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to this semi-annual filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         There have been no material changes.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date" as defined in Rule 30a-3(c) under the Investment Company Act of 1940).

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

         (a)(1)   Not applicable to this semi-annual filing.

         (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99CERT.302

         (b) Certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 and pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Mellon Optima L/S Strategy Fund, LLC

By (Signature and Title):  /s/ DENISE B. KNEELAND
                           ----------------------------------------------------
                           Denise B. Kneeland, Assistant Vice President and Secretary

                           Date:  December 7, 2007



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.


By (Signature and Title):  /s/ J. DAVID OFFICER
                           -------------------------------------------------------
                           J. David Officer, President and Chief Executive Officer

                           Date:  December 7, 2007



By (Signature and Title):  /s/ STEVEN M. ANDERSON
                           --------------------------------------------------------------------------
                           Steven M. Anderson, Vice President, Treasurer, and Chief Financial Officer

                           Date:  December 7, 2007